SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George Rush
Title:
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ GEORGE RUSH                  AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         112
                                                -----------
Form 13F Information Table Value Total:         234,040
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER

--------------------------------------------------------------------------------


3M CO                                    88579Y101     2993    36625    36625        0        0       0        0        36625
AASTROM BIOSCIENCES INC                  00253U305      652   358500   358500        0        0       0        0       358500
ABBOTT LABORATORIES                      002824100     2238    39795    39795        0        0       0        0        39795
ACCENTURE PLC                            G1151C101     3210    60300    60300        0        0       0        0        60300
AGL RESOURCES INC                        001204106     4014    94976    94976        0        0       0        0        94976
AMERICAN EXPRESS CO                      025816109      575    12200    12200        0        0       0        0        12200
AMERICAN WATER WORKS CO                  030420103     7083   222320   222320        0        0       0        0       222320
AT&T                                     00206R102      931    30796    30796        0        0       0        0        30796
AUTOMATIC DATA PROCESSING INC            053015103      656    12150    12150        0        0       0        0        12150
BANK ONE CAP VI 7.2% 10/15/31            06423W204     1841    72200    72200        0        0       0        0        72200
BERKSHIRE HATHA CLASS B                  084670702     4666    61150    61150        0        0       0        0        61150
BHP BILLITON ADR                         088606108     1605    22730    22730        0        0       0        0        22730
BRISTOL MYERS                            110122108      392    11110    11110        0        0       0        0        11110
BROWN FORMAN CLASS B                     115637209     3951    49075    49075        0        0       0        0        49075
CAL MAINE FOODS INC                      128030202     1148    31400    31400        0        0       0        0        31400
CARNIVAL CORP                            143658300     1123    34400    34400        0        0       0        0        34400
CATERPILLAR INC                          149123101      430     4750     4750        0        0       0        0         4750
CHESAPEAKE ENERGY                        165167107      230    10300    10300        0        0       0        0        10300
CHEVRON                                  166764100      793     7456     7456        0        0       0        0         7456
CHUBB CORP                               171232101     2360    34100    34100        0        0       0        0        34100
CHURCH & DWIGHT CO INC                   171340102     8598   187900   187900        0        0       0        0       187900
CLARCOR INC                              179895107     2490    49800    49800        0        0       0        0        49800
COCA-COLA CO                             191216100    12531   179093   179093        0        0       0        0       179093
COLONIAL PROP                            195872106      905    43403    43403        0        0       0        0        43403
CONOCOPHILLIPS                           20825C104     2266    31098    31098        0        0       0        0        31098
COSTCO WHSL CORP                         22160K105     2420    29050    29050        0        0       0        0        29050
COUSINS PROPS                            222795106      738   115088   115088        0        0       0        0       115088
CROSS TIMBERS ROYALTY TRUST              22757R109     1262    25825    25825        0        0       0        0        25825
CVS CAREMARK CORP                        126650100      310     7600     7600        0        0       0        0         7600
DEERE & CO                               244199105     3698    47810    47810        0        0       0        0        47810
DOMINION RESOURCES INC                   25746U109      257     4840     4840        0        0       0        0         4840
DOVER CORP                               260003108     3733    64300    64300        0        0       0        0        64300
DU PONT E I DE NEMOURS & CO              263534109     2077    45359    45359        0        0       0        0        45359
DUKE ENERGY NYSE                         26441C105     1092    49638    49638        0        0       0        0        49638
ELI LILLY AND CO                         532457108      436    10500    10500        0        0       0        0        10500
EMERSON ELECTRIC CO                      291011104      345     7400     7400        0        0       0        0         7400
EQUITY RESIDENTIAL                       29476L107     3325    58300    58300        0        0       0        0        58300
ETFS GOLD TRUST ETF                      26922Y105      542     3500     3500        0        0       0        0         3500
EXELON CORP                              30161N101      200     4600     4600        0        0       0        0         4600
EXXON MOBIL                              30231G102    10917   128804   128804        0        0       0        0       128804
FEDEX CORP                               31428X106     2649    31725    31725        0        0       0        0        31725
G&K SERVICES INC                         361268105      331    11372    11372        0        0       0        0        11372
GENERAL DYNAMICS CORP                    369550108     2005    30185    30185        0        0       0        0        30185
GENERAL ELECTRIC                         369604103     1470    82062    82062        0        0       0        0        82062
GENERAL ELECTRIC CAP STEP-UP PUBLIC      369622485     1614    62100    62100        0        0       0        0        62100
GENUINE PARTS CO                         372460105      395     6450     6450        0        0       0        0         6450
GEORGIA PWR CO PFD                       373334457     3100    98448    98448        0        0       0        0        98448
GULF KEYSTONE PETE ORD                   G4209G108      147    50000    50000        0        0       0        0        50000
HCP                                      40414L109      724    17474    17474        0        0       0        0        17474
HERSHEY                                  427866108     1063    17200    17200        0        0       0        0        17200
HOME DEPOT INC                           437076102      411     9765     9765        0        0       0        0         9765
HONEYWELL INTERNATIONAL INC              438516106     1215    22350    22350        0        0       0        0        22350
IDEXX LABORATORIES INC                   45168D104     1747    22700    22700        0        0       0        0        22700
INTEL CORP                               458140100      881    36350    36350        0        0       0        0        36350
INTERNAP NETWORK SERVICES CORP           45885A300       78    13076    13076        0        0       0        0        13076
INTERNATIONAL BUSINESS MACHINES CORP     459200101     8604    46790    46790        0        0       0        0        46790
INTUIT INC                               461202103      300     5700     5700        0        0       0        0         5700
ISHARES TR 2017 S&P AMTFREEMUNI          464289271     1638    29800    29800        0        0       0        0        29800
ISHARES TR BARCLYS 1-3YR CREDIT          464288646      369     3540     3540        0        0       0        0         3540
ISHARES TR DJ US INDEX FD                464287846     3408    54143    54143        0        0       0        0        54143
ISHARES TR DOW SEL DIV                   464287168     5525   102750   102750        0        0       0        0       102750
ISHARES TR US PFD STK IDX                464288687     8759   245900   245900        0        0       0        0       245900
JOHNSON & JOHNSON                        478160104     9520   145166   145166        0        0       0        0       145166
JOHNSON CONTROLS INC                     478366107     3406   108950   108950        0        0       0        0       108950
JP MORGAN CHASE CAP XXVI SER Z 8%        48124G104     1176    45400    45400        0        0       0        0        45400
KIMBERLY-CLARK CORP                      494368103     1586    21562    21562        0        0       0        0        21562
MCDONALDS CORP                           580135101     2824    28150    28150        0        0       0        0        28150
MEDCO HEALTH SOLUTIONS INC               58405U102     1663    29747    29747        0        0       0        0        29747
MERCK & CO                               58933Y105     2900    76910    76910        0        0       0        0        76910
MICROSOFT CORP                           594918104     4597   177070   177070        0        0       0        0       177070
NEXTERA ENERGY INC                       65339F101      298     4890     4890        0        0       0        0         4890
NORFOLK SOUTHERN CORP                    655844108      211     2900     2900        0        0       0        0         2900
NUVEEN GA DIV ADV MUNI FD 2              67072B107      188    12850    12850        0        0       0        0        12850
NUVEEN GEORGIA PREMIUM INCOME MUNICI     67060F102      203    14040    14040        0        0       0        0        14040
PAYCHEX INC                              704326107     2894    96105    96105        0        0       0        0        96105
PEABODY ENERGY                           704549104     1641    49565    49565        0        0       0        0        49565
PEPSICO INC                              713448108     1341    20210    20210        0        0       0        0        20210
PFIZER                                   717081103      904    41785    41785        0        0       0        0        41785
PHILIP MORRIS INTERNATIONAL INC          718172109     3661    46650    46650        0        0       0        0        46650
POWERSHARES ETF BUYBACK ACH              73935X286      202     7600     7600        0        0       0        0         7600
POWERSHARES ETF TRUST FINL PFD PTFL      73935X229     4324   268250   268250        0        0       0        0       268250
POWERSHARES ETF TRUST WATER RESOURCE     73935X575      195    11600    11600        0        0       0        0        11600
PRICE T ROWE GROUP INC                   74144T108     5882   103285   103285        0        0       0        0       103285
PROCTER & GAMBLE                         742718109     5209    78081    78081        0        0       0        0        78081
RIO TINTO ADR                            767204100      274     5600     5600        0        0       0        0         5600
ROYAL DUTCH SHELL ADR                    780259206     2847    38958    38958        0        0       0        0        38958
SCANA CORP                               80589M102      290     6442     6442        0        0       0        0         6442
SCH US DIV EQUITY ETF                    808524797     3038   116050   116050        0        0       0        0       116050
SCHLUMBERGER                             806857108      556     8146     8146        0        0       0        0         8146
SCHWAB CHARLES CORP                      808513105      826    73375    73375        0        0       0        0        73375
SELECT SECTOR SPDR-ENERGY                81369Y506     3384    48945    48945        0        0       0        0        48945
SELECT SECTOR SPDR-FINANCIAL             81369Y605      579    44500    44500        0        0       0        0        44500
SELECT SECTOR SPDR-TECHNOLOGY            81369Y803     2103    82625    82625        0        0       0        0        82625
SIRIUS XM RADIO INC                      82967N108       18    10000    10000        0        0       0        0        10000
SOUTHEASTERN BANK FINANCIAL CORP         841584105      439    40683    40683        0        0       0        0        40683
SOUTHERN COMPANY                         842587107     6767   146180   146180        0        0       0        0       146180
SPDR GOLD TRUST                          78463V107      205     1350     1350        0        0       0        0         1350
SPDR S&P 500                             78462F103     1000     7965     7965        0        0       0        0         7965
SPDR S&P BIOTECH ETF                     78464A870      506     7625     7625        0        0       0        0         7625
STERICYCLE INC                           858912108      514     6600     6600        0        0       0        0         6600
SWISS HELVETIA CLOSED FUND               870875101      102    10300    10300        0        0       0        0        10300
T J X COS INC                            872540109     2227    34500    34500        0        0       0        0        34500
TANZANIAN ROYALTY EXPL                   87600U104       72    30000    30000        0        0       0        0        30000
TEXAS PACIFIC LAND TRUST                 882610108      794    19520    19520        0        0       0        0        19520
UNITED TECHNOLOGIES CORP                 913017109     2229    30494    30494        0        0       0        0        30494
VERIZON COMMS                            92343V104      315     7844     7844        0        0       0        0         7844
WAL-MART STORES INC                      931142103     1070    17900    17900        0        0       0        0        17900
WALT DISNEY                              254687106     1778    47400    47400        0        0       0        0        47400
WASTE MANAGEMENT                         94106L109      716    21900    21900        0        0       0        0        21900
WATTS WATER TECHNOLOGIES INC             942749102      575    16800    16800        0        0       0        0        16800
XEROX CORP                               984121103       88    11000    11000        0        0       0        0        11000
YUM! BRANDS INC                          988498101      437     7400     7400        0        0       0        0         7400
